Operating Lease Liabilities	12 Months Ended
Dec. 31, 2020
Operating Lease Liabilities [Abstract]
Operating Lease Liabilities
16. Operating Lease Liabilities
On January 1, 2019, the Company adopted ASU
2016-02,
Leases, (‘Topic 842’), as further amended, which supersedes Topic 840, Leases and requires lessees to recognize most leases on-balance
sheet and disclose key information about leasing arrangements.
The Company has elected all of the standard’s practical expedients in ASC
842-10-65-1(f)
as a package on adoption. We have not elected the
use-of-hindsight
or the practical expedient pertaining to land easements; the latter not being applicable to us.
On January 1, 2019, the Company adopted ASU
2018-11,
Leases—Targeted Improvements, which created a new, optional, transition method, the “Comparatives Under ASC 840” option, for implementing ASU
2016-02,
which can only be adopted by entities either at (1) the beginning of the company’s first reporting period after issuance or (2) the entity’s mandatory ASU
2016-02
effective date. This choice of method affects only the timing of when an entity applies the transition provisions. The Company applied this optional transition method on January 1, 2019. Under this transition method, a cumulative-effect adjustment to the consolidated statements of stockholder’s equity of $0.1 million was recorded, which represents the amounts of expense that would not have been recognized in retained earnings for the year ended December 31, 2018. The presentation of the consolidated financial statements for comparative periods has remained unchanged.
On January 1, 2019, the Company adopted ASU
2019-01,
Leases (Topic 842); Codification Improvements, which, amongst other things, aligns the guidance in Topic 842 for determining fair value and its application to lease classification and measurement for lessors that are not manufacturers or dealers with that of existing guidance; and clarifies that lessees and lessors are exempt from a certain interim disclosure requirement associated with adopting the new leases standard within the fiscal year of adoption. This standard is effective on adoption of ASU
2016-02,
the new leasing standard. The Company adopted ASU
2016-02
and ASU
2019-01
on January 1, 2019. Accordingly, interim disclosures about the effect on income of adoption of ASC 842 are excluded from the required disclosures in these financial statements, in a manner similar to the annual disclosures in ASC
250-10-50-1(b)(2).
We used the effective date as our date of initial application. Consequently, for dates and periods prior to January 1, 2019, financial information was not updated, and the disclosures required under the new standard were not provided. The Company applied Topic 842 by recognizing the cumulative effect of initially applying Topic 842 as an adjustment to the opening balance of equity as of January 1, 2019. Therefore, the comparative information has not been adjusted and continues to be reported under Topic 840 or Topic 606 as applicable. Under Topic 840, our three office leases were classified as operating leases, with rental costs for the year ended December 31, 2018 of $1.3 million recognized within General and Administrative costs in the consolidated income statements.
Lessee accounting
The new standard established a
right-of
use (“ROU”) model that requires a lessee to recognize a ROU asset, representing the right to use the asset for a specified period of time and corresponding lease liability on the balance sheet for all leases with a term longer than 12 months. Existing leases with a contracted term of less than 12 months on January 1, 2019 are classified as short-term leases on adoption of the new standard and qualify for an exemption from recognizing ROU assets or lease liabilities for periods presented after January 1, 2019. Leases for lessees under ASU
2016-02
are classified as financing or operating, with classification affecting the pattern and classification of expense recognition in the income statement.
Under ASU
2016-02
we have recognized new ROU assets and liabilities on our balance sheet for our operating leases, relating to long-term commitments for our offices in London, New York and Gdynia. At the adoption date of January 1, 2019, we had no short-term lease commitments. Lease liabilities and ROU assets for operating leases are initially measured at the present value of the lease payments not yet paid, discounted using the discount rate for the lease determined at the later of the date of initial application or the lease commencement date. As a lessee, the Company has elected not to separate lease and non-lease
components pertaining to operating lease payments. The discount rate used is the Company’s incremental borrowing rate, defined as the rate of interest that the Company as lessee would have to pay to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment. Consequently, operating lease liabilities of $6.5 million, based on the present value of the remaining minimum rental payments; and ROU assets of $5.7 million have been recognized on the Company’s consolidated balance sheets as of December 31, 2020 (December 31, 2019: operating lease liabilities of $7.5 million and ROU assets of $6.8 million) with accretion of the liabilities and amortization of the ROU assets over the remaining length of the lease terms.
The lease for our office in Poland is subject to annual indexation each January according to the Eurozone All Items Monetary Union Index of Consumer Prices (“MUICP”) index as quoted for the previous year. ASU
2016-02
requires lessees to include such variable lease payments in the value of the remaining lease payments and, therefore, in the measurement of a lessee’s lease liabilities at the adoption date of January 1, 2019. The lease payments relating to the Poland office lease are not remeasured at the beginning of each year, the effect of future increases in MUICP are recognized as part of lease-related costs in each year and classified as variable lease costs. For the years ended December 31, 2020, 2019, total operating lease costs were $1.4 million, which include immaterial variable lease costs and are presented in General and Administrative costs within the consolidated statements of operations and in cash flows from operating activities within the consolidated statements of cash flows.
The Company’s consolidated balance sheets include a ROU asset and a corresponding liability for operating lease contracts where the Company is a lessee. The discount rate used to measure the lease liability presented on the Company’s consolidated balance sheets is the incremental cost of borrowing since the rate implicit in the lease cannot be determined.
The liabilities described below are for the Company’s offices in London, Gdynia and New York which are denominated in various currencies. At December 31, 2019 and 2020, the weighted average discount rate across the three leases was 5.56%
At December 31, 2020, based on the remaining lease liabilities, the weighted average remaining operating lease term was 5.6 years (December 31, 2019: 6.5 years). The difference from the weighted average remaining contractual lease term arises from the mutual break option on the London office lease. Please read Note 15—Commitments and Contingencies to our consolidated financial statements.
Under ASC 842, which the Company adopted on January 1, 2019, the ROU asset is a nonmonetary asset and is remeasured into the Company’s reporting currency of the U.S. Dollar using the exchange rate for the applicable currency as at the adoption date of ASC 842. The operating lease liability is a monetary liability and is remeasured quarterly using the current exchange rates, with changes recognized in a manner consistent with other foreign-currency-denominated liabilities in general and administrative expenses in the consolidated statements of comprehensive income.
A maturity analysis of the undiscounted cash flows of the Company’s operating lease liabilities as at December 31, 2019 and 2020 is presented in the following table:

	December 31, 2019	December 31, 2020
	(in thousands)
One year	$1,534	$1,572
Two years	1,534	1,300
Three years	1,267	1,144
Four years	1,111	1,144
Five years	1,111	1,144
Six years and thereafter	2,297	1,222

Total undiscounted operating lease commitments	$8,854	$7,526
Less: Discount adjustment	(1,347)	(1,018)

Total operating lease liabilities	$7,507	$6,508
Less: current portion	(1,178)	(1,276)

Operating lease liabilities, non-current portion	$6,329	$5,232

Lessor accounting
The new standard also requires lessors to classify leases as a sales-type, direct financing, or operating lease. A lease is a sales-type lease if any one of five criteria are met, each of which indicate that the lease in effect, transfers control of the underlying assets to the lessee. If none of those five criteria are met, but two additional criteria are both met, indicating that the lessor has transferred substantially all of the risks and benefits of the underlying asset to the lessee and a third-party, the lease is a direct financing lease. All lessor leases that are not sales-type or direct financing leases are operating leases. For the Company as a lessor, in applying ASU
2016-02,
we believe that our vessels contracted under voyage charters or contracts of affreightment do not qualify as leases, as the charterer does not have the right to operate the asset and we maintain the right to direct the use of the asset during the period of charter hire. Vessels on time charters will continue to qualify as operating leases, when the charterer has the right to obtain substantially all of the benefits and can direct how and for what purposes the vessel will be used, and the Company has no substantive substitution rights. Time charters do not qualify as direct finance leases under ASU
2016-02
as the present value of the sum of the lease payments does not exceed the fair value of the underlying vessel.
The Company has elected, as a package, the practical expedients available in ASC
842-10-65-1(f)
to not
re-assess
whether any existing or expired contracts are, or contain leases, for voyages in progress at the adoption date of January 1, 2019. We have assessed new charter contracts signed after the adoption date for whether they are, or contain, leases and should be recognized under ASU
2016-02.
Charter contracts that do not contain a lease
will be accounted for under Topic 606. The adoption of ASU
2016-02
has not resulted in a change to the classification of time charters, voyage charters or contracts of affreightment, the period over which we recognize revenue and, as a lessor, there has been no significant impact on our consolidated financial statements or cash flows as a result.
ASU
2018-11,
Leases—Targeted Improvements, which the Company adopted on January 1, 2019, contains an amendment to ASU
2016-02
that would allow lessors to elect, as a practical expedient, by class of underlying asset, not to separate lease and non-lease
components of a contract. The amendment allows these components to be accounted for as a single component if the non-lease
components otherwise would be accounted for under the new revenue guidance (Topic 606) and both of the following are met: (i) the timing and pattern of transfer for the lease component and non-lease
components associated with that lease component are the same and (ii) the lease component, if accounted for separately, would be classified as an operating lease. Also, the ASU states that if the non-lease
component or components associated with the lease component are the predominant component of the combined component, an entity should account for the combined component in accordance with Topic 606. Otherwise, the entity should account for the combined component as an operating lease in accordance with Topic 842. The Company has elected the package of practical expedients, as mentioned above. In addition, the Company has performed a qualitative analysis of each of its time charter contracts to determine whether the lease or non-lease
component is the predominant component of the contract. The Company concluded that the lease component is the predominant component as the lessee would attribute more value to the ability to direct the use of the vessel rather than to the technical and crewing services to operate the vessel which are add-on
services to the lessee. Accordingly, revenue from vessels under time charters, which are accounted as lease revenue for under ASC 842, are presented as a single lease component.
On January 1, 2019, the Company adopted ASU
2019-01,
Leases (Topic 842); Codification Improvements, which, amongst other things, aligns the guidance in Topic 842 for determining fair value and its application to lease classification and measurement for lessors that are not manufacturers or dealers with that of existing guidance; and clarifies
t
hat lessees and lessors are exempt from a certain interim disclosure requirement associated with adopting the new leases standard within the fiscal year of adoption. This standard is effective on adoption of ASU
2016-02,
the new leasing standard. The Company adopted ASU
2016-02
and ASU
2019-01
on January 1, 2019. Accordingly, interim disclosures about the effect on income of adoption of ASC 842 are excluded from the required disclosures in these financial statements, in a manner similar to the annual disclosures in ASC
250-10-50-1(b)(2).